Offerings - Offering: 1	Feb. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	66.73
Maximum Aggregate Offering Price	$ 20,019,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,064.91
Offering Note
(1)    Represents an increase in the number of common shares, without par value (the “Common Shares”), of The Scotts Miracle-Gro Company (the “Registrant”) that may be issued under The Scotts Miracle-Gro Company Discounted Stock Purchase Plan, as amended and restated effective January 27, 2025 (the “Plan”). These Common Shares are in addition to the Common Shares which were previously authorized for issuance under the Plan and which had not been awarded and remained unissued as of January 27, 2025. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement also covers an indeterminate number of additional Common Shares that may become issuable under the terms of The Scotts Miracle-Gro Company Discounted Stock Purchase Plan to prevent dilution resulting from any stock split, stock dividend, recapitalization or other similar transaction affecting the Common Shares.

(2)    Estimated solely for the purpose of calculating the aggregate offering price and the registration fee pursuant to Rules 457(c) and 457(h) promulgated under the Securities Act, as amended, and computed on the basis of $66.73, which is the average of the high and low sales prices for a Common Share as reported on the New York Stock Exchange on February 10, 2025.